Commitments and Contingencies - Hyundai Samho Heavy Industries - Additional Information (Detail) $ in Thousands	1 Months Ended
	Jun. 30, 2015 USD ($) Vessel m³	Dec. 31, 2014 USD ($)
Long-term Purchase Commitment [Line Items]
Payments made to commitments	$ 379,035	$ 237,647
Hyundai Samho Heavy Industries Co., Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	2
Volume of vessels | m³	174,000
Fully built-up cost	$ 425,700
Number of additional vessel under option to order | Vessel	1
Payments made to commitments	$ 39,700
Remaining payments required to be made under newbuilding contracts in 2015	3,100
Remaining payments required to be made under newbuilding contracts in 2016	4,600
Remaining payments required to be made under newbuilding contracts in 2017	84,800
Remaining payments required to be made under newbuilding contracts in 2018	49,200
Remaining payments required to be made under newbuilding contracts in 2019	$ 244,300
BP [Member] | Hyundai Samho Heavy Industries Co., Ltd. [Member] | Liquefied Natural Gas [Member]
Long-term Purchase Commitment [Line Items]
Number of vessels | Vessel	1
Number of additional vessel under option to order | Vessel	1
Operating lease arrangement period, lessor	13 years